Investments (Past Due and Interest Accrual Status of Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Past Due and Interest Accrual Status of Mortgage Loans
Past Due	$ 184	$ 135
Nonaccrual Status	279	303
Commercial
Past Due and Interest Accrual Status of Mortgage Loans
Past Due	10	12
Nonaccrual Status	75	191
Agricultural
Past Due and Interest Accrual Status of Mortgage Loans
Past Due	1	44
Nonaccrual Status	41	47
Residential
Past Due and Interest Accrual Status of Mortgage Loans
Past Due	173	79
Nonaccrual Status	$ 163	$ 65